CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-cash additions to assets under development		$ 1,600	$ 320,800	$ 100,900
Reimbursement of capital spares		43,152	0
Non-cash addition to redeployment		8,100
Interest paid, net of capitalized interest		99,000	29,800	24,300
Interest paid, capitalized, investing activities		73,200	46,800	27,100
Supplemental disclosure of cash flow information
Cash and cash equivalents		1,151,221	566,384	679,225
Restricted cash and short-term deposits		24,695	75,579	18,115
Restricted cash (non-current portion)		39,501	74,619	74,130
Cash, cash equivalents, restricted cash and restricted cash equivalents		1,215,417	716,582	771,470
FLNG Gimi
Reimbursement of capital spares		43,152	0
Continuing operations
Additions to assets under development	[1]	(853,361)	$ (376,342)	$ (308,093)
FLNG Gimi | Continuing operations
Additions to assets under development		$ 90,700

[1]	Non-cash additions to assets under development for the years ended December 31, 2025, 2024 and 2023 totaled $1.6 million, $320.8 million and $100.9 million, respectively.
For the year ended December 31, 2025, we crystallized $90.7 million relating to the FLNG Gimi asset under development, which is presented within cash used in investing activities in the consolidated statement of cash flows and therefore excluded from the non-cash additions disclosed above. In addition, non-cash movement during 2025 included a $43.2 million transfer of capital spares and consumables from assets under development to trade receivables and accrued income upon COD of the FLNG Gimi (note 16).
For the year ended December 31, 2024, following the execution of the EPC agreement for the MKII FLNG on September 17, 2024, which reinforced certainty regarding the conversion, costs incurred were capitalized as additions to assets under development and presented within investing activities in the consolidated statement of cash flows.